INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

December 30, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS All Terrain Opportunity Fund (formerly, the All Terrain Opportunity Fund) (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 229 to its Registration Statement under Rule 485(a)(1) for the purposes of: (i) reflecting a change in the Fund’s investment advisor and (ii) renaming the All Terrain Opportunity Fund to the AXS All Terrain Opportunity Fund.

Please direct your comments regarding this Post-Effective Amendment to Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com. Thank you.

Sincerely,

/s/Amy Centurioni
Amy Centurioni
Investment Managers Series Trust II